Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Trade and other receivables
5	Trade and other receivables

	December 31,	December 31,
	2021	2020
	$	$
Trade receivables	27,001	28,750
Sales tax receivables	10,121	9,944
	37,122	38,694